Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)
Common Stocks 97.5%
Communication Services 1.1%
Media
Liberty Latin America Ltd. "A"*	241,013	4,152,654
Consumer Discretionary 9.7%
Auto Components 1.0%
Linamar Corp.	66,422	2,479,254
Tenneco, Inc. "A"	114,789	1,273,010
		3,752,264
Diversified Consumer Services 3.4%
K12, Inc.*	412,835	12,554,313
Hotels, Restaurants & Leisure 1.0%
Papa John's International, Inc. (a)	81,856	3,660,600
Household Durables 1.5%
Installed Building Products, Inc.*	91,576	5,423,131
Specialty Retail 2.0%
Camping World Holdings, Inc. "A" (a)	181,115	2,249,448
Designer Brands, Inc. "A"	119,851	2,297,544
RH* (a)	9,200	1,063,520
The Children's Place, Inc.	19,235	1,834,634
		7,445,146
Textiles, Apparel & Luxury Goods 0.8%
Movado Group, Inc.	113,414	3,062,178
Consumer Staples 1.8%
Beverages 1.1%
The Boston Beer Co., Inc. "A"*	10,852	4,099,451
Personal Products 0.7%
Medifast, Inc.	18,270	2,344,041
Energy 6.6%
Energy Equipment & Services 3.5%
Dril-Quip, Inc.*	96,107	4,613,136
ION Geophysical Corp.*	367,695	2,959,945
SEACOR Marine Holdings, Inc.*	199,876	2,990,145
Transocean Ltd.* (a)	379,417	2,432,063
		12,995,289
Oil, Gas & Consumable Fuels 3.1%
California Resources Corp.* (a)	188,651	3,712,651
Contango Oil & Gas Co.*	1,700,801	2,959,394
Penn Virginia Corp.*	60,288	1,849,636
REX American Resources Corp.*	37,921	2,764,441
		11,286,122
Financials 15.6%
Banks 7.0%
Cadence BanCorp.	127,833	2,658,926
Eagle Bancorp., Inc.	75,331	4,077,667
First Merchants Corp.	49,158	1,863,088
Hancock Whitney Corp.	130,641	5,233,479
OFG Bancorp.	367,687	8,739,920
UMB Financial Corp.	47,201	3,106,770
		25,679,850
Capital Markets 1.2%
Blucora, Inc.*	146,361	4,444,983
Consumer Finance 1.6%
Elevate Credit, Inc.*	252,646	1,040,901
Navient Corp.	363,375	4,960,069
		6,000,970
Insurance 4.1%
American Equity Investment Life Holding Co.	31,300	850,108
Argo Group International Holdings Ltd.	85,281	6,315,058
FBL Financial Group, Inc. "A"	26,605	1,697,399
Selective Insurance Group, Inc.	84,275	6,311,355
		15,173,920
Thrifts & Mortgage Finance 1.7%
Walker & Dunlop, Inc.	88,760	4,722,920
WSFS Financial Corp.	38,041	1,571,093
		6,294,013
Health Care 16.0%
Biotechnology 2.4%
Arena Pharmaceuticals, Inc.*	62,438	3,660,740
Ligand Pharmaceuticals, Inc.*	11,578	1,321,629
Retrophin, Inc.*	191,450	3,846,230
		8,828,599
Health Care Equipment & Supplies 1.2%
Cardiovascular Systems, Inc.*	99,610	4,276,257
Health Care Providers & Services 9.3%
AMN Healthcare Services, Inc.*	94,648	5,134,654
BioScrip, Inc.*	1,602,210	4,165,746
Centene Corp.*	26,927	1,412,052
Cross Country Healthcare, Inc.*	696,255	6,530,872
Magellan Health, Inc.*	46,647	3,462,607
Molina Healthcare, Inc.*	36,379	5,207,290
Providence Service Corp.*	117,428	6,733,321
Tivity Health, Inc.*	97,458	1,602,210
		34,248,752
Health Care Technology 1.0%
HMS Holdings Corp.*	119,861	3,882,298
Pharmaceuticals 2.1%
ANI Pharmaceuticals, Inc.*	46,169	3,795,092
Avadel Pharmaceuticals PLC (ADR)* (a)	322,239	931,271
Mallinckrodt PLC*	183,779	1,687,091
Pacira BioSciences, Inc.*	33,888	1,473,789
		7,887,243
Industrials 18.1%
Aerospace & Defense 1.2%
Ducommun, Inc.*	99,242	4,472,837
Building Products 0.5%
Masonite International Corp.*	39,100	2,059,788
Commercial Services & Supplies 3.5%
Advanced Disposal Services, Inc.*	223,781	7,140,852
Atento SA*	709,608	1,766,924
The Brink's Co.	47,687	3,871,231
		12,779,007
Electrical Equipment 2.7%
Allied Motion Technologies, Inc.	46,299	1,754,732
Thermon Group Holdings, Inc.*	315,855	8,101,681
		9,856,413
Machinery 3.2%
Chart Industries, Inc.*	51,366	3,949,018
Hillenbrand, Inc.	104,073	4,118,169
Hyster-Yale Materials Handling, Inc.	67,398	3,724,413
		11,791,600
Marine 1.1%
Star Bulk Carriers Corp.* (a)	410,654	3,962,811
Professional Services 0.3%
Mistras Group, Inc.*	92,857	1,334,355
Trading Companies & Distributors 5.6%
H&E Equipment Services, Inc.	158,786	4,619,085
Rush Enterprises, Inc. "A"	272,053	9,935,375
Titan Machinery, Inc.*	290,948	5,987,710
		20,542,170
Information Technology 16.7%
Electronic Equipment, Instruments & Components 3.3%
Anixter International, Inc.*	22,792	1,360,910
Belden, Inc.	57,951	3,452,141
Benchmark Electronics, Inc.	215,706	5,418,535
Tech Data Corp.*	17,206	1,799,748
		12,031,334
IT Services 4.1%
Cardtronics PLC "A"*	139,221	3,803,518
EVERTEC, Inc.	152,278	4,979,491
ManTech International Corp. "A"	98,790	6,505,321
		15,288,330
Semiconductors & Semiconductor Equipment 2.4%
Cabot Microelectronics Corp.	23,608	2,598,768
Entegris, Inc.	96,296	3,593,767
Kulicke & Soffa Industries, Inc.	127,800	2,881,890
		9,074,425
Software 6.9%
Agilysys, Inc.*	313,515	6,731,167
Avaya Holdings Corp.*	88,148	1,049,843
Cision Ltd.*	318,177	3,732,216
j2 Global, Inc.	73,386	6,523,281
QAD, Inc. "A"	85,294	3,429,672
Verint Systems, Inc.*	71,776	3,860,113
		25,326,292
Materials 6.4%
Chemicals 1.7%
Huntsman Corp.	207,894	4,249,353
Trinseo SA	47,319	2,003,487
		6,252,840
Metals & Mining 4.7%
Cleveland-Cliffs, Inc. (a)	863,799	9,216,735
Coeur Mining, Inc.*	594,034	2,578,108
First Quantum Minerals Ltd.	398,694	3,787,372
SunCoke Energy, Inc.*	189,342	1,681,357
		17,263,572
Real Estate 4.1%
Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc. "A"	180,412	1,885,305
Community Healthcare Trust, Inc.	99,545	3,923,069
Farmland Partners, Inc. (a)	669,185	4,717,754
SITE Centers Corp.	346,866	4,592,506
		15,118,634
Utilities 1.4%
Multi-Utilities
NorthWestern Corp.	71,846	5,183,689
Total Common Stocks (Cost $339,316,359)		359,830,171
Convertible Preferred Stocks 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $121,200)	1,212	174,263
Securities Lending Collateral 7.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (c) (d) (Cost $27,399,717)	27,399,717	27,399,717
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 2.40% (c) (Cost $9,349,988)	9,349,988	9,349,988
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $376,187,264)	107.5	396,754,139
Other Assets and Liabilities, Net	(7.5)	(27,665,606)
Net Assets	100.0	369,088,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 7.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (c) (d)
24,230,481	3,169,236 (e)	—	—	—	461,425	—	27,399,717	27,399,717
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 2.40% (c)
11,711,036	67,851,216	70,212,264	—	—	235,920	—	9,349,988	9,349,988
35,941,517	71,020,452	70,212,264	—	—	697,345	—	36,749,705	36,749,705

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $27,057,409, which is 7.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) (e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$359,830,171	$—	$—	$359,830,171
Convertible Preferred Stocks	—	—	174,263	174,263
Short-Term Investments (f)	36,749,705	—	—	36,749,705
Total	$396,579,876	$—	$174,263	$396,754,139

(f)	See Investment Portfolio for additional detailed categorizations.